Investment in Affiliated Company (Details) - Schedule of investment in affiliate of activity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of investment in affiliate of activity [Abstract]
Investment in affiliated company, Beginning balance	$ 7,568	$ 1,404
Exercise of warrant investment (see note 4C2)		9,069
Gain from issuance of shares to third parties	1,941	453
Equity in net loss of affiliated company	(2,780)	(3,358)
Investment in affiliated company, Ending balance	$ 6,729	$ 7,568